Schedule III - Real Estate and Accumulated Depreciation - Schedule of Real Estate Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 249,987
Initial Cost to Company, Land	1,408,355
Initial Cost to Company, Building and Improvements	1,506,299
Cost Capitalized Subsequent to Acquisition	32,535
Gross Amount Carried at Close of Period, Land	1,362,977
Gross Amount Carried at Close of Period, Building and Improvements	1,584,212
Gross Amount Carried at Close of Period, Total	2,947,189	$ 3,200,342	$ 3,444,676	$ 3,589,072
Accumulated Depreciation	426,108	$ 467,122	$ 481,980	$ 432,374
Properties pledged as collateral	633,000
Aggregate cost for federal income tax purposes	3,140,000
Office Facilities
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	94,256
Initial Cost to Company, Land	24,664
Initial Cost to Company, Building and Improvements	273,323
Cost Capitalized Subsequent to Acquisition	18,896
Gross Amount Carried at Close of Period, Land	25,671
Gross Amount Carried at Close of Period, Building and Improvements	291,212
Gross Amount Carried at Close of Period, Total	316,883
Accumulated Depreciation	109,485
Office Facilities | Arizona OAZ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,033
Initial Cost to Company, Building and Improvements	6,652
Cost Capitalized Subsequent to Acquisition	2,938
Gross Amount Carried at Close of Period, Land	1,033
Gross Amount Carried at Close of Period, Building and Improvements	9,590
Gross Amount Carried at Close of Period, Total	10,623
Accumulated Depreciation	$ 3,503
Depreciable Life	40 years
Office Facilities | Arizona OAZ 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,033
Initial Cost to Company, Building and Improvements	6,652
Cost Capitalized Subsequent to Acquisition	287
Gross Amount Carried at Close of Period, Land	1,033
Gross Amount Carried at Close of Period, Building and Improvements	6,939
Gross Amount Carried at Close of Period, Total	7,972
Accumulated Depreciation	$ 2,954
Depreciable Life	40 years
Office Facilities | Arizona OAZ 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,033
Initial Cost to Company, Building and Improvements	6,652
Cost Capitalized Subsequent to Acquisition	205
Gross Amount Carried at Close of Period, Land	1,033
Gross Amount Carried at Close of Period, Building and Improvements	6,857
Gross Amount Carried at Close of Period, Total	7,890
Accumulated Depreciation	$ 2,941
Depreciable Life	40 years
Office Facilities | Arizona OAZ 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	701
Initial Cost to Company, Building and Improvements	4,339
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	701
Gross Amount Carried at Close of Period, Building and Improvements	4,339
Gross Amount Carried at Close of Period, Total	5,040
Accumulated Depreciation	$ 1,862
Depreciable Life	40 years
Office Facilities | Colorado OCO 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,757
Initial Cost to Company, Building and Improvements	16,930
Cost Capitalized Subsequent to Acquisition	6,503
Gross Amount Carried at Close of Period, Land	1,757
Gross Amount Carried at Close of Period, Building and Improvements	23,433
Gross Amount Carried at Close of Period, Total	25,190
Accumulated Depreciation	$ 11,070
Depreciable Life	40 years
Office Facilities | Colorado OCO 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,795
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	16,752
Cost Capitalized Subsequent to Acquisition	48
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	16,800
Gross Amount Carried at Close of Period, Total	16,800
Accumulated Depreciation	$ 6,196
Depreciable Life	40 years
Office Facilities | Maryland OMD 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 10,124
Initial Cost to Company, Land	1,800
Initial Cost to Company, Building and Improvements	18,706
Cost Capitalized Subsequent to Acquisition	743
Gross Amount Carried at Close of Period, Land	1,800
Gross Amount Carried at Close of Period, Building and Improvements	19,449
Gross Amount Carried at Close of Period, Total	21,249
Accumulated Depreciation	$ 7,067
Depreciable Life	40 years
Office Facilities | Massachusetts OMA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 10,125
Initial Cost to Company, Land	1,600
Initial Cost to Company, Building and Improvements	21,947
Cost Capitalized Subsequent to Acquisition	285
Gross Amount Carried at Close of Period, Land	1,600
Gross Amount Carried at Close of Period, Building and Improvements	22,232
Gross Amount Carried at Close of Period, Total	23,832
Accumulated Depreciation	$ 8,280
Depreciable Life	40 years
Office Facilities | New Jersey ONJ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 50,877
Initial Cost to Company, Land	7,726
Initial Cost to Company, Building and Improvements	74,429
Cost Capitalized Subsequent to Acquisition	10
Gross Amount Carried at Close of Period, Land	7,724
Gross Amount Carried at Close of Period, Building and Improvements	74,441
Gross Amount Carried at Close of Period, Total	82,165
Accumulated Depreciation	$ 26,169
Depreciable Life	40 years
Office Facilities | New Jersey ONJ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 9,139
Initial Cost to Company, Land	1,008
Initial Cost to Company, Building and Improvements	13,763
Cost Capitalized Subsequent to Acquisition	180
Gross Amount Carried at Close of Period, Land	1,008
Gross Amount Carried at Close of Period, Building and Improvements	13,943
Gross Amount Carried at Close of Period, Total	14,951
Accumulated Depreciation	$ 4,424
Depreciable Life	40 years
Office Facilities | New Jersey ONJ 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,196
Initial Cost to Company, Land	2,456
Initial Cost to Company, Building and Improvements	28,955
Cost Capitalized Subsequent to Acquisition	774
Gross Amount Carried at Close of Period, Land	2,456
Gross Amount Carried at Close of Period, Building and Improvements	29,729
Gross Amount Carried at Close of Period, Total	32,185
Accumulated Depreciation	$ 9,480
Depreciable Life	40 years
Office Facilities | Pennsylvania OPA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	690
Initial Cost to Company, Building and Improvements	26,098
Cost Capitalized Subsequent to Acquisition	(49)
Gross Amount Carried at Close of Period, Land	690
Gross Amount Carried at Close of Period, Building and Improvements	26,049
Gross Amount Carried at Close of Period, Total	26,739
Accumulated Depreciation	$ 9,958
Depreciable Life	40 years
Office Facilities | Texas OTX 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,364
Initial Cost to Company, Building and Improvements	10,628
Cost Capitalized Subsequent to Acquisition	5,780
Gross Amount Carried at Close of Period, Land	2,373
Gross Amount Carried at Close of Period, Building and Improvements	15,399
Gross Amount Carried at Close of Period, Total	17,772
Accumulated Depreciation	$ 6,711
Depreciable Life	40 years
Office Facilities | Texas OTX 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,233
Initial Cost to Company, Building and Improvements	15,160
Cost Capitalized Subsequent to Acquisition	146
Gross Amount Carried at Close of Period, Land	1,233
Gross Amount Carried at Close of Period, Building and Improvements	15,306
Gross Amount Carried at Close of Period, Total	16,539
Accumulated Depreciation	$ 6,248
Depreciable Life	40 years
Office Facilities | Texas OTX 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,230
Initial Cost to Company, Building and Improvements	5,660
Cost Capitalized Subsequent to Acquisition	1,046
Gross Amount Carried at Close of Period, Land	1,230
Gross Amount Carried at Close of Period, Building and Improvements	6,706
Gross Amount Carried at Close of Period, Total	7,936
Accumulated Depreciation	$ 2,622
Depreciable Life	40 years
Industrial Facilities
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 155,731
Initial Cost to Company, Land	76,845
Initial Cost to Company, Building and Improvements	281,977
Cost Capitalized Subsequent to Acquisition	62,289
Gross Amount Carried at Close of Period, Land	76,797
Gross Amount Carried at Close of Period, Building and Improvements	344,314
Gross Amount Carried at Close of Period, Total	421,111
Accumulated Depreciation	90,698
Industrial Facilities | Arizona IAZ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,519
Initial Cost to Company, Building and Improvements	7,481
Cost Capitalized Subsequent to Acquisition	1,686
Gross Amount Carried at Close of Period, Land	2,519
Gross Amount Carried at Close of Period, Building and Improvements	9,167
Gross Amount Carried at Close of Period, Total	11,686
Accumulated Depreciation	$ 2,128
Depreciable Life	40 years
Industrial Facilities | Arizona IAZ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,279
Initial Cost to Company, Building and Improvements	5,221
Cost Capitalized Subsequent to Acquisition	4,576
Gross Amount Carried at Close of Period, Land	3,279
Gross Amount Carried at Close of Period, Building and Improvements	9,797
Gross Amount Carried at Close of Period, Total	13,076
Accumulated Depreciation	$ 2,407
Depreciable Life	40 years
Industrial Facilities | California ICA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 17,100
Initial Cost to Company, Land	11,635
Initial Cost to Company, Building and Improvements	19,515
Cost Capitalized Subsequent to Acquisition	5,943
Gross Amount Carried at Close of Period, Land	11,635
Gross Amount Carried at Close of Period, Building and Improvements	25,458
Gross Amount Carried at Close of Period, Total	37,093
Accumulated Depreciation	$ 5,768
Depreciable Life	40 years
Industrial Facilities | California ICA 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,086
Initial Cost to Company, Building and Improvements	7,964
Cost Capitalized Subsequent to Acquisition	2,968
Gross Amount Carried at Close of Period, Land	1,086
Gross Amount Carried at Close of Period, Building and Improvements	10,932
Gross Amount Carried at Close of Period, Total	12,018
Accumulated Depreciation	$ 5,494
Depreciable Life	40 years
Industrial Facilities | California ICA 016
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 26,396
Initial Cost to Company, Land	15,708
Initial Cost to Company, Building and Improvements	27,987
Cost Capitalized Subsequent to Acquisition	8,398
Gross Amount Carried at Close of Period, Land	15,708
Gross Amount Carried at Close of Period, Building and Improvements	36,385
Gross Amount Carried at Close of Period, Total	52,093
Accumulated Depreciation	$ 18,532
Depreciable Life	40 years
Industrial Facilities | Colorado ICO 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	832
Initial Cost to Company, Building and Improvements	1,379
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	832
Gross Amount Carried at Close of Period, Building and Improvements	1,379
Gross Amount Carried at Close of Period, Total	2,211
Accumulated Depreciation	$ 358
Depreciable Life	40 years
Industrial Facilities | Florida IFL 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 14,814
Initial Cost to Company, Land	3,510
Initial Cost to Company, Building and Improvements	20,846
Cost Capitalized Subsequent to Acquisition	8,279
Gross Amount Carried at Close of Period, Land	3,510
Gross Amount Carried at Close of Period, Building and Improvements	29,125
Gross Amount Carried at Close of Period, Total	32,635
Accumulated Depreciation	$ 6,251
Depreciable Life	40 years
Industrial Facilities | Florida IFL 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,048
Initial Cost to Company, Building and Improvements	8,676
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	3,048
Gross Amount Carried at Close of Period, Building and Improvements	8,676
Gross Amount Carried at Close of Period, Total	11,724
Accumulated Depreciation	$ 3,723
Depreciable Life	40 years
Industrial Facilities | Florida IFL 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,612
Initial Cost to Company, Building and Improvements	4,586
Cost Capitalized Subsequent to Acquisition	(1,408)
Gross Amount Carried at Close of Period, Land	1,241
Gross Amount Carried at Close of Period, Building and Improvements	3,549
Gross Amount Carried at Close of Period, Total	4,790
Accumulated Depreciation	$ 998
Depreciable Life	40 years
Industrial Facilities | Georgia IGA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,894
Initial Cost to Company, Land	2,791
Initial Cost to Company, Building and Improvements	24,637
Cost Capitalized Subsequent to Acquisition	349
Gross Amount Carried at Close of Period, Land	2,791
Gross Amount Carried at Close of Period, Building and Improvements	24,986
Gross Amount Carried at Close of Period, Total	27,777
Accumulated Depreciation	$ 5,737
Depreciable Life	40 years
Industrial Facilities | Indiana IIN 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	462
Initial Cost to Company, Building and Improvements	9,224
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	462
Gross Amount Carried at Close of Period, Building and Improvements	9,224
Gross Amount Carried at Close of Period, Total	9,686
Accumulated Depreciation	$ 2,888
Depreciable Life	40 years
Industrial Facilities | Massachusetts IMA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 17,741
Initial Cost to Company, Land	7,439
Initial Cost to Company, Building and Improvements	21,774
Cost Capitalized Subsequent to Acquisition	10,979
Gross Amount Carried at Close of Period, Land	7,439
Gross Amount Carried at Close of Period, Building and Improvements	32,753
Gross Amount Carried at Close of Period, Total	40,192
Accumulated Depreciation	$ 7,028
Depreciable Life	40 years
Industrial Facilities | Michigan IMI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	598
Initial Cost to Company, Building and Improvements	9,814
Cost Capitalized Subsequent to Acquisition	1
Gross Amount Carried at Close of Period, Land	598
Gross Amount Carried at Close of Period, Building and Improvements	9,815
Gross Amount Carried at Close of Period, Total	10,413
Accumulated Depreciation	$ 3,105
Depreciable Life	40 years
Industrial Facilities | Minnesota IMN 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	403
Initial Cost to Company, Building and Improvements	1,147
Cost Capitalized Subsequent to Acquisition	(344)
Gross Amount Carried at Close of Period, Land	1,206
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	1,206
Accumulated Depreciation	$ 0
Depreciable Life	40 years
Industrial Facilities | Minnesota IMN 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	6,705
Initial Cost to Company, Building and Improvements	17,690
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	6,225
Gross Amount Carried at Close of Period, Building and Improvements	18,170
Gross Amount Carried at Close of Period, Total	24,395
Accumulated Depreciation	$ 5,411
Depreciable Life	40 years
Industrial Facilities | New Jersey INJ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,575
Initial Cost to Company, Land	8,368
Initial Cost to Company, Building and Improvements	15,376
Cost Capitalized Subsequent to Acquisition	21,141
Gross Amount Carried at Close of Period, Land	8,368
Gross Amount Carried at Close of Period, Building and Improvements	36,517
Gross Amount Carried at Close of Period, Total	44,885
Accumulated Depreciation	$ 7,912
Depreciable Life	40 years
Industrial Facilities | Oklahoma IOK 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,858
Initial Cost to Company, Land	411
Initial Cost to Company, Building and Improvements	7,037
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	411
Gross Amount Carried at Close of Period, Building and Improvements	7,037
Gross Amount Carried at Close of Period, Total	7,448
Accumulated Depreciation	$ 11
Depreciable Life	40 years
Industrial Facilities | Texas ITX 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,803
Initial Cost to Company, Land	1,631
Initial Cost to Company, Building and Improvements	27,858
Cost Capitalized Subsequent to Acquisition	(416)
Gross Amount Carried at Close of Period, Land	1,631
Gross Amount Carried at Close of Period, Building and Improvements	27,442
Gross Amount Carried at Close of Period, Total	29,073
Accumulated Depreciation	$ 6,243
Depreciable Life	40 years
Industrial Facilities | Texas ITX 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 13,742
Initial Cost to Company, Land	2,189
Initial Cost to Company, Building and Improvements	15,284
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	2,189
Gross Amount Carried at Close of Period, Building and Improvements	15,279
Gross Amount Carried at Close of Period, Total	17,468
Accumulated Depreciation	$ 134
Depreciable Life	40 years
Industrial Facilities | Virginia IVA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 13,808
Initial Cost to Company, Land	2,619
Initial Cost to Company, Building and Improvements	28,481
Cost Capitalized Subsequent to Acquisition	142
Gross Amount Carried at Close of Period, Land	2,619
Gross Amount Carried at Close of Period, Building and Improvements	28,623
Gross Amount Carried at Close of Period, Total	31,242
Accumulated Depreciation	$ 6,570
Depreciable Life	40 years
Land
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	924,178
Initial Cost to Company, Building and Improvements	2,836
Cost Capitalized Subsequent to Acquisition	126,458
Gross Amount Carried at Close of Period, Land	979,397
Gross Amount Carried at Close of Period, Building and Improvements	74,075
Gross Amount Carried at Close of Period, Total	1,053,472
Accumulated Depreciation	$ 6,099
Land | Minimum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable Life	15 years
Land | Maximum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable Life	20 years
Land | Arizona LAZ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	1,400
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,400
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	1,400
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Arizona LAZ 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	96,700
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	96,700
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	96,700
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Arizona LAZ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	28,464
Initial Cost to Company, Building and Improvements	2,836
Cost Capitalized Subsequent to Acquisition	(11,000)
Gross Amount Carried at Close of Period, Land	17,464
Gross Amount Carried at Close of Period, Building and Improvements	2,836
Gross Amount Carried at Close of Period, Total	20,300
Accumulated Depreciation	$ 2,836
Depreciable Life	0 years
Land | California LCA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	2,382
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	2,382
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	2,382
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | California LCA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	87,300
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	(2,649)
Gross Amount Carried at Close of Period, Land	84,651
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	84,651
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | California LCA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	68,155
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	(22,099)
Gross Amount Carried at Close of Period, Land	46,056
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	46,056
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | California LCA 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	84,100
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	29,314
Gross Amount Carried at Close of Period, Land	113,414
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	113,414
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | California LCA 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	59,100
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	59,100
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	59,100
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Florida LFA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	7,600
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	7,600
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	7,600
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Florida LFA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	8,100
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	8,100
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	8,100
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Florida LFA 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	5,883
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	235
Gross Amount Carried at Close of Period, Land	5,883
Gross Amount Carried at Close of Period, Building and Improvements	235
Gross Amount Carried at Close of Period, Total	6,118
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Flordia LFA 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	9,300
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	(220)
Gross Amount Carried at Close of Period, Land	9,080
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	9,080
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Florida LFA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	26,600
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	42,503
Gross Amount Carried at Close of Period, Land	26,600
Gross Amount Carried at Close of Period, Building and Improvements	42,503
Gross Amount Carried at Close of Period, Total	69,103
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Florida LFA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	10,440
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	10,440
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	10,440
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Florida LFA 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	9,300
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	9,300
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	9,300
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Georgia LGA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	3,800
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	(3,800)
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	0
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Georgia LGA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	1,400
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,400
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	1,400
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Georgia LGA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	3,915
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	3,915
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	3,915
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Illinois LIL 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	31,500
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	31,500
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	31,500
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Maryland LMD 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	102,938
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	102,938
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	102,938
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Maryland LMD 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,486
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	2,486
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	2,486
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Michigan LMI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	5,374
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	5,374
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	5,374
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | New Jersey LNJ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	43,300
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	61,178
Gross Amount Carried at Close of Period, Land	104,478
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	104,478
Accumulated Depreciation	$ 528
Depreciable Life	0 years
Land | New York LNY 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	58,900
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	(13,460)
Gross Amount Carried at Close of Period, Land	45,440
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	45,440
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | New York LNY 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,277
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	25,491
Gross Amount Carried at Close of Period, Land	3,277
Gross Amount Carried at Close of Period, Building and Improvements	25,491
Gross Amount Carried at Close of Period, Total	28,768
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | New York LNY 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	52,461
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	2,525
Gross Amount Carried at Close of Period, Land	52,461
Gross Amount Carried at Close of Period, Building and Improvements	2,525
Gross Amount Carried at Close of Period, Total	54,986
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Oregon LOR 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	20,326
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	(14,922)
Gross Amount Carried at Close of Period, Land	5,404
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	5,404
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Pennsylvania LPA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	1,460
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	485
Gross Amount Carried at Close of Period, Land	1,460
Gross Amount Carried at Close of Period, Building and Improvements	485
Gross Amount Carried at Close of Period, Total	1,945
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Texas LTX 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,375
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	3,375
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	3,375
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Texas LTX 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,621
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	3,621
Gross Amount Carried at Close of Period, Building and Improvements
Gross Amount Carried at Close of Period, Total	3,621
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Land | Virginia LVA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	72,138
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	32,877
Gross Amount Carried at Close of Period, Land	105,015
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	105,015
Accumulated Depreciation	$ 2,735
Depreciable Life	0 years
Land | West Virginia LWV 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	9,083
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	9,083
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	9,083
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Entertainment
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	121,208
Initial Cost to Company, Building and Improvements	237,284
Cost Capitalized Subsequent to Acquisition	92,223
Gross Amount Carried at Close of Period, Land	121,191
Gross Amount Carried at Close of Period, Building and Improvements	329,524
Gross Amount Carried at Close of Period, Total	450,715
Accumulated Depreciation	101,006
Entertainment | Alabama EAL 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	277
Initial Cost to Company, Building and Improvements	359
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	277
Gross Amount Carried at Close of Period, Building and Improvements	357
Gross Amount Carried at Close of Period, Total	634
Accumulated Depreciation	$ 115
Depreciable Life	40 years
Entertainment | Alabama EAL 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	319
Initial Cost to Company, Building and Improvements	414
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	319
Gross Amount Carried at Close of Period, Building and Improvements	414
Gross Amount Carried at Close of Period, Total	733
Accumulated Depreciation	$ 132
Depreciable Life	40 years
Entertainment | Arizona EAZ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	793
Initial Cost to Company, Building and Improvements	1,027
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	793
Gross Amount Carried at Close of Period, Building and Improvements	1,027
Gross Amount Carried at Close of Period, Total	1,820
Accumulated Depreciation	$ 328
Depreciable Life	40 years
Entertainment | Arizona EAZ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	521
Initial Cost to Company, Building and Improvements	673
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	521
Gross Amount Carried at Close of Period, Building and Improvements	670
Gross Amount Carried at Close of Period, Total	1,191
Accumulated Depreciation	$ 216
Depreciable Life	40 years
Entertainment | Arizona EAZ 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	630
Initial Cost to Company, Building and Improvements	815
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	630
Gross Amount Carried at Close of Period, Building and Improvements	815
Gross Amount Carried at Close of Period, Total	1,445
Accumulated Depreciation	$ 261
Depreciable Life	40 years
Entertainment | Arizona EAZ 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	590
Initial Cost to Company, Building and Improvements	764
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	590
Gross Amount Carried at Close of Period, Building and Improvements	764
Gross Amount Carried at Close of Period, Total	1,354
Accumulated Depreciation	$ 244
Depreciable Life	40 years
Entertainment | Arizona EAZ 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	476
Initial Cost to Company, Building and Improvements	616
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	476
Gross Amount Carried at Close of Period, Building and Improvements	613
Gross Amount Carried at Close of Period, Total	1,089
Accumulated Depreciation	$ 197
Depreciable Life	40 years
Entertainment | Arizona EAZ 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	654
Initial Cost to Company, Building and Improvements	845
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	654
Gross Amount Carried at Close of Period, Building and Improvements	841
Gross Amount Carried at Close of Period, Total	1,495
Accumulated Depreciation	$ 271
Depreciable Life	40 years
Entertainment | Arizona EAZ 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	666
Initial Cost to Company, Building and Improvements	862
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	666
Gross Amount Carried at Close of Period, Building and Improvements	857
Gross Amount Carried at Close of Period, Total	1,523
Accumulated Depreciation	$ 276
Depreciable Life	40 years
Entertainment | Arizona EAZ 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	460
Initial Cost to Company, Building and Improvements	596
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	460
Gross Amount Carried at Close of Period, Building and Improvements	596
Gross Amount Carried at Close of Period, Total	1,056
Accumulated Depreciation	$ 190
Depreciable Life	40 years
Entertainment | California ECA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,097
Initial Cost to Company, Building and Improvements	1,421
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	1,097
Gross Amount Carried at Close of Period, Building and Improvements	1,420
Gross Amount Carried at Close of Period, Total	2,517
Accumulated Depreciation	$ 454
Depreciable Life	40 years
Entertainment | California ECA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	434
Initial Cost to Company, Building and Improvements	560
Cost Capitalized Subsequent to Acquisition	1
Gross Amount Carried at Close of Period, Land	434
Gross Amount Carried at Close of Period, Building and Improvements	561
Gross Amount Carried at Close of Period, Total	995
Accumulated Depreciation	$ 179
Depreciable Life	40 years
Entertainment | California ECA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	332
Initial Cost to Company, Building and Improvements	429
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	332
Gross Amount Carried at Close of Period, Building and Improvements	429
Gross Amount Carried at Close of Period, Total	761
Accumulated Depreciation	$ 137
Depreciable Life	40 years
Entertainment | California ECA 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	676
Initial Cost to Company, Building and Improvements	876
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	676
Gross Amount Carried at Close of Period, Building and Improvements	876
Gross Amount Carried at Close of Period, Total	1,552
Accumulated Depreciation	$ 280
Depreciable Life	40 years
Entertainment | California ECA 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	720
Initial Cost to Company, Building and Improvements	932
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	720
Gross Amount Carried at Close of Period, Building and Improvements	932
Gross Amount Carried at Close of Period, Total	1,652
Accumulated Depreciation	$ 298
Depreciable Life	40 years
Entertainment | California ECA 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	574
Initial Cost to Company, Building and Improvements	743
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	574
Gross Amount Carried at Close of Period, Building and Improvements	739
Gross Amount Carried at Close of Period, Total	1,313
Accumulated Depreciation	$ 238
Depreciable Life	40 years
Entertainment | California ECA 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	392
Initial Cost to Company, Building and Improvements	508
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	392
Gross Amount Carried at Close of Period, Building and Improvements	505
Gross Amount Carried at Close of Period, Total	897
Accumulated Depreciation	$ 163
Depreciable Life	40 years
Entertainment | California ECA 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	358
Initial Cost to Company, Building and Improvements	464
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	358
Gross Amount Carried at Close of Period, Building and Improvements	462
Gross Amount Carried at Close of Period, Total	820
Accumulated Depreciation	$ 149
Depreciable Life	40 years
Entertainment | California ECA 010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	18,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	18,000
Gross Amount Carried at Close of Period, Total	18,000
Accumulated Depreciation	$ 5,608
Depreciable Life	40 years
Entertainment | California ECA 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	852
Initial Cost to Company, Building and Improvements	1,101
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	852
Gross Amount Carried at Close of Period, Building and Improvements	1,096
Gross Amount Carried at Close of Period, Total	1,948
Accumulated Depreciation	$ 353
Depreciable Life	40 years
Entertainment | California ECA 013
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	1,953
Cost Capitalized Subsequent to Acquisition	25,772
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	27,725
Gross Amount Carried at Close of Period, Total	27,725
Accumulated Depreciation	$ 5,428
Depreciable Life	40 years
Entertainment | California ECA 014
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	659
Initial Cost to Company, Building and Improvements	852
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	659
Gross Amount Carried at Close of Period, Building and Improvements	848
Gross Amount Carried at Close of Period, Total	1,507
Accumulated Depreciation	$ 273
Depreciable Life	40 years
Entertainment | California ECA 015
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	562
Initial Cost to Company, Building and Improvements	729
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	562
Gross Amount Carried at Close of Period, Building and Improvements	728
Gross Amount Carried at Close of Period, Total	1,290
Accumulated Depreciation	$ 233
Depreciable Life	40 years
Entertainment | California ECA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,642
Initial Cost to Company, Building and Improvements	2,124
Cost Capitalized Subsequent to Acquisition	(11)
Gross Amount Carried at Close of Period, Land	1,642
Gross Amount Carried at Close of Period, Building and Improvements	2,113
Gross Amount Carried at Close of Period, Total	3,755
Accumulated Depreciation	$ 680
Depreciable Life	40 years
Entertainment | Colorado ECO 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	640
Initial Cost to Company, Building and Improvements	827
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	640
Gross Amount Carried at Close of Period, Building and Improvements	827
Gross Amount Carried at Close of Period, Total	1,467
Accumulated Depreciation	$ 265
Depreciable Life	40 years
Entertainment | Colorado ECO 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	729
Initial Cost to Company, Building and Improvements	944
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	729
Gross Amount Carried at Close of Period, Building and Improvements	943
Gross Amount Carried at Close of Period, Total	1,672
Accumulated Depreciation	$ 302
Depreciable Life	40 years
Entertainment | Colorado ECO 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	536
Initial Cost to Company, Building and Improvements	694
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	536
Gross Amount Carried at Close of Period, Building and Improvements	691
Gross Amount Carried at Close of Period, Total	1,227
Accumulated Depreciation	$ 222
Depreciable Life	40 years
Entertainment | Colorado ECO 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	901
Initial Cost to Company, Building and Improvements	1,165
Cost Capitalized Subsequent to Acquisition	(6)
Gross Amount Carried at Close of Period, Land	901
Gross Amount Carried at Close of Period, Building and Improvements	1,159
Gross Amount Carried at Close of Period, Total	2,060
Accumulated Depreciation	$ 373
Depreciable Life	40 years
Entertainment | Connecticut ECT 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,097
Initial Cost to Company, Building and Improvements	1,420
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	1,097
Gross Amount Carried at Close of Period, Building and Improvements	1,413
Gross Amount Carried at Close of Period, Total	2,510
Accumulated Depreciation	$ 455
Depreciable Life	40 years
Entertainment | Delaware EDE 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,076
Initial Cost to Company, Building and Improvements	1,390
Cost Capitalized Subsequent to Acquisition	3
Gross Amount Carried at Close of Period, Land	1,076
Gross Amount Carried at Close of Period, Building and Improvements	1,393
Gross Amount Carried at Close of Period, Total	2,469
Accumulated Depreciation	$ 445
Depreciable Life	40 years
Entertainment | Florida EFL 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	41,809
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	41,809
Gross Amount Carried at Close of Period, Total	41,809
Accumulated Depreciation	$ 18,286
Depreciable Life	27 years
Entertainment | Florida EFL 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	412
Initial Cost to Company, Building and Improvements	531
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	412
Gross Amount Carried at Close of Period, Building and Improvements	529
Gross Amount Carried at Close of Period, Total	941
Accumulated Depreciation	$ 171
Depreciable Life	40 years
Entertainment | Florida EFL 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	6,550
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	17,118
Gross Amount Carried at Close of Period, Land	6,533
Gross Amount Carried at Close of Period, Building and Improvements	17,135
Gross Amount Carried at Close of Period, Total	23,668
Accumulated Depreciation	$ 4,138
Depreciable Life	40 years
Entertainment | Florida EFL 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,067
Initial Cost to Company, Building and Improvements	1,382
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,067
Gross Amount Carried at Close of Period, Building and Improvements	1,382
Gross Amount Carried at Close of Period, Total	2,449
Accumulated Depreciation	$ 442
Depreciable Life	40 years
Entertainment | Florida EFL 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	401
Initial Cost to Company, Building and Improvements	520
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	401
Gross Amount Carried at Close of Period, Building and Improvements	520
Gross Amount Carried at Close of Period, Total	921
Accumulated Depreciation	$ 166
Depreciable Life	40 years
Entertainment | Florida EFL 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	282
Initial Cost to Company, Building and Improvements	364
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	282
Gross Amount Carried at Close of Period, Building and Improvements	362
Gross Amount Carried at Close of Period, Total	644
Accumulated Depreciation	$ 117
Depreciable Life	40 years
Entertainment | Florida EFL 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	352
Initial Cost to Company, Building and Improvements	455
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	352
Gross Amount Carried at Close of Period, Building and Improvements	454
Gross Amount Carried at Close of Period, Total	806
Accumulated Depreciation	$ 145
Depreciable Life	40 years
Entertainment | Florida EFL 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	437
Initial Cost to Company, Building and Improvements	567
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	437
Gross Amount Carried at Close of Period, Building and Improvements	567
Gross Amount Carried at Close of Period, Total	1,004
Accumulated Depreciation	$ 181
Depreciable Life	40 years
Entertainment | Florida EFL 012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	532
Initial Cost to Company, Building and Improvements	689
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	532
Gross Amount Carried at Close of Period, Building and Improvements	688
Gross Amount Carried at Close of Period, Total	1,220
Accumulated Depreciation	$ 220
Depreciable Life	40 years
Entertainment | Florida EFL 014
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	486
Initial Cost to Company, Building and Improvements	629
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	486
Gross Amount Carried at Close of Period, Building and Improvements	629
Gross Amount Carried at Close of Period, Total	1,115
Accumulated Depreciation	$ 201
Depreciable Life	40 years
Entertainment | Florida EFL 016
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	497
Initial Cost to Company, Building and Improvements	643
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	497
Gross Amount Carried at Close of Period, Building and Improvements	640
Gross Amount Carried at Close of Period, Total	1,137
Accumulated Depreciation	$ 206
Depreciable Life	40 years
Entertainment | Florida EFL 018
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	643
Initial Cost to Company, Building and Improvements	833
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	643
Gross Amount Carried at Close of Period, Building and Improvements	828
Gross Amount Carried at Close of Period, Total	1,471
Accumulated Depreciation	$ 267
Depreciable Life	40 years
Entertainment | Florida EFL 019
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	4,200
Initial Cost to Company, Building and Improvements	18,272
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	4,200
Gross Amount Carried at Close of Period, Building and Improvements	18,272
Gross Amount Carried at Close of Period, Total	22,472
Accumulated Depreciation	$ 5,411
Depreciable Life	40 years
Entertainment | Florida EFL 020
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	551
Initial Cost to Company, Building and Improvements	714
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	551
Gross Amount Carried at Close of Period, Building and Improvements	710
Gross Amount Carried at Close of Period, Total	1,261
Accumulated Depreciation	$ 228
Depreciable Life	40 years
Entertainment | Florida EFL 021
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	364
Initial Cost to Company, Building and Improvements	470
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	364
Gross Amount Carried at Close of Period, Building and Improvements	468
Gross Amount Carried at Close of Period, Total	832
Accumulated Depreciation	$ 151
Depreciable Life	40 years
Entertainment | Florida EFL 022
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	507
Initial Cost to Company, Building and Improvements	656
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	507
Gross Amount Carried at Close of Period, Building and Improvements	656
Gross Amount Carried at Close of Period, Total	1,163
Accumulated Depreciation	$ 210
Depreciable Life	40 years
Entertainment | Florida EFL 023
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	19,337
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	19,337
Gross Amount Carried at Close of Period, Total	19,337
Accumulated Depreciation	$ 5,726
Depreciable Life	40 years
Entertainment | Georgia EGA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	510
Initial Cost to Company, Building and Improvements	660
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	510
Gross Amount Carried at Close of Period, Building and Improvements	656
Gross Amount Carried at Close of Period, Total	1,166
Accumulated Depreciation	$ 211
Depreciable Life	40 years
Entertainment | Georgia EGA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	286
Initial Cost to Company, Building and Improvements	371
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	286
Gross Amount Carried at Close of Period, Building and Improvements	371
Gross Amount Carried at Close of Period, Total	657
Accumulated Depreciation	$ 119
Depreciable Life	40 years
Entertainment | Georgia EGA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	474
Initial Cost to Company, Building and Improvements	613
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	474
Gross Amount Carried at Close of Period, Building and Improvements	612
Gross Amount Carried at Close of Period, Total	1,086
Accumulated Depreciation	$ 196
Depreciable Life	40 years
Entertainment | Georgia EGA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	581
Initial Cost to Company, Building and Improvements	752
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	581
Gross Amount Carried at Close of Period, Building and Improvements	751
Gross Amount Carried at Close of Period, Total	1,332
Accumulated Depreciation	$ 240
Depreciable Life	40 years
Entertainment | Georgia EGA 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	718
Initial Cost to Company, Building and Improvements	930
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	718
Gross Amount Carried at Close of Period, Building and Improvements	925
Gross Amount Carried at Close of Period, Total	1,643
Accumulated Depreciation	$ 298
Depreciable Life	40 years
Entertainment | Georgia EGA 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	502
Initial Cost to Company, Building and Improvements	651
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	502
Gross Amount Carried at Close of Period, Building and Improvements	647
Gross Amount Carried at Close of Period, Total	1,149
Accumulated Depreciation	$ 208
Depreciable Life	40 years
Entertainment | Illinois EIL 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	335
Initial Cost to Company, Building and Improvements	434
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	335
Gross Amount Carried at Close of Period, Building and Improvements	434
Gross Amount Carried at Close of Period, Total	769
Accumulated Depreciation	$ 139
Depreciable Life	40 years
Entertainment | Illinois EIL 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	481
Initial Cost to Company, Building and Improvements	622
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	481
Gross Amount Carried at Close of Period, Building and Improvements	622
Gross Amount Carried at Close of Period, Total	1,103
Accumulated Depreciation	$ 199
Depreciable Life	40 years
Entertainment | Illinois EIL 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	8,803
Initial Cost to Company, Building and Improvements	57
Cost Capitalized Subsequent to Acquisition	30,479
Gross Amount Carried at Close of Period, Land	8,803
Gross Amount Carried at Close of Period, Building and Improvements	30,536
Gross Amount Carried at Close of Period, Total	39,339
Accumulated Depreciation	$ 7,111
Depreciable Life	40 years
Entertainment | Illinois EIL 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	433
Initial Cost to Company, Building and Improvements	560
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	433
Gross Amount Carried at Close of Period, Building and Improvements	557
Gross Amount Carried at Close of Period, Total	990
Accumulated Depreciation	$ 179
Depreciable Life	40 years
Entertainment | Illinois EIL 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	431
Initial Cost to Company, Building and Improvements	557
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	431
Gross Amount Carried at Close of Period, Building and Improvements	554
Gross Amount Carried at Close of Period, Total	985
Accumulated Depreciation	$ 178
Depreciable Life	40 years
Entertainment | Indiana EIN 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	542
Initial Cost to Company, Building and Improvements	701
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	542
Gross Amount Carried at Close of Period, Building and Improvements	697
Gross Amount Carried at Close of Period, Total	1,239
Accumulated Depreciation	$ 225
Depreciable Life	40 years
Entertainment | Kentucky EKY 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	417
Initial Cost to Company, Building and Improvements	539
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	417
Gross Amount Carried at Close of Period, Building and Improvements	539
Gross Amount Carried at Close of Period, Total	956
Accumulated Depreciation	$ 172
Depreciable Life	40 years
Entertainment | Kentucky EKY 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	365
Initial Cost to Company, Building and Improvements	473
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	365
Gross Amount Carried at Close of Period, Building and Improvements	471
Gross Amount Carried at Close of Period, Total	836
Accumulated Depreciation	$ 151
Depreciable Life	40 years
Entertainment | Maryland EMD 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	428
Initial Cost to Company, Building and Improvements	554
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	428
Gross Amount Carried at Close of Period, Building and Improvements	553
Gross Amount Carried at Close of Period, Total	981
Accumulated Depreciation	$ 177
Depreciable Life	40 years
Entertainment | Maryland EMD 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	575
Initial Cost to Company, Building and Improvements	745
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	575
Gross Amount Carried at Close of Period, Building and Improvements	744
Gross Amount Carried at Close of Period, Total	1,319
Accumulated Depreciation	$ 238
Depreciable Life	40 years
Entertainment | Maryland EMD 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	362
Initial Cost to Company, Building and Improvements	468
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	362
Gross Amount Carried at Close of Period, Building and Improvements	466
Gross Amount Carried at Close of Period, Total	828
Accumulated Depreciation	$ 150
Depreciable Life	40 years
Entertainment | Maryland EMD 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	884
Initial Cost to Company, Building and Improvements	1,145
Cost Capitalized Subsequent to Acquisition	(6)
Gross Amount Carried at Close of Period, Land	884
Gross Amount Carried at Close of Period, Building and Improvements	1,139
Gross Amount Carried at Close of Period, Total	2,023
Accumulated Depreciation	$ 367
Depreciable Life	40 years
Entertainment | Maryland EMD 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	399
Initial Cost to Company, Building and Improvements	518
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	399
Gross Amount Carried at Close of Period, Building and Improvements	515
Gross Amount Carried at Close of Period, Total	914
Accumulated Depreciation	$ 166
Depreciable Life	40 years
Entertainment | Maryland EMD 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	649
Initial Cost to Company, Building and Improvements	839
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	649
Gross Amount Carried at Close of Period, Building and Improvements	834
Gross Amount Carried at Close of Period, Total	1,483
Accumulated Depreciation	$ 269
Depreciable Life	40 years
Entertainment | Maryland EMD 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	366
Initial Cost to Company, Building and Improvements	473
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	366
Gross Amount Carried at Close of Period, Building and Improvements	471
Gross Amount Carried at Close of Period, Total	837
Accumulated Depreciation	$ 152
Depreciable Life	40 years
Entertainment | Maryland EMD 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	398
Initial Cost to Company, Building and Improvements	516
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	398
Gross Amount Carried at Close of Period, Building and Improvements	513
Gross Amount Carried at Close of Period, Total	911
Accumulated Depreciation	$ 165
Depreciable Life	40 years
Entertainment | Maryland EMD 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,126
Initial Cost to Company, Building and Improvements	1,458
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	1,126
Gross Amount Carried at Close of Period, Building and Improvements	1,457
Gross Amount Carried at Close of Period, Total	2,583
Accumulated Depreciation	$ 466
Depreciable Life	40 years
Entertainment | Massachusetts EMA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	523
Initial Cost to Company, Building and Improvements	678
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	523
Gross Amount Carried at Close of Period, Building and Improvements	674
Gross Amount Carried at Close of Period, Total	1,197
Accumulated Depreciation	$ 217
Depreciable Life	40 years
Entertainment | Massachusetts EMA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	548
Initial Cost to Company, Building and Improvements	711
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	548
Gross Amount Carried at Close of Period, Building and Improvements	710
Gross Amount Carried at Close of Period, Total	1,258
Accumulated Depreciation	$ 227
Depreciable Life	40 years
Entertainment | Massachusetts EMA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	519
Initial Cost to Company, Building and Improvements	672
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	519
Gross Amount Carried at Close of Period, Building and Improvements	668
Gross Amount Carried at Close of Period, Total	1,187
Accumulated Depreciation	$ 215
Depreciable Life	40 years
Entertainment | Massachusetts EMA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	344
Initial Cost to Company, Building and Improvements	445
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	344
Gross Amount Carried at Close of Period, Building and Improvements	444
Gross Amount Carried at Close of Period, Total	788
Accumulated Depreciation	$ 142
Depreciable Life	40 years
Entertainment | Michigan EMI 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	516
Initial Cost to Company, Building and Improvements	667
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	516
Gross Amount Carried at Close of Period, Building and Improvements	664
Gross Amount Carried at Close of Period, Total	1,180
Accumulated Depreciation	$ 214
Depreciable Life	40 years
Entertainment | Michigan EMI 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	554
Initial Cost to Company, Building and Improvements	718
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	554
Gross Amount Carried at Close of Period, Building and Improvements	718
Gross Amount Carried at Close of Period, Total	1,272
Accumulated Depreciation	$ 229
Depreciable Life	40 years
Entertainment | Michigan EMI 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	387
Initial Cost to Company, Building and Improvements	500
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	387
Gross Amount Carried at Close of Period, Building and Improvements	498
Gross Amount Carried at Close of Period, Total	885
Accumulated Depreciation	$ 160
Depreciable Life	40 years
Entertainment | Michigan EMI 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	533
Initial Cost to Company, Building and Improvements	691
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	533
Gross Amount Carried at Close of Period, Building and Improvements	687
Gross Amount Carried at Close of Period, Total	1,220
Accumulated Depreciation	$ 221
Depreciable Life	40 years
Entertainment | Minnesota EMN 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	666
Initial Cost to Company, Building and Improvements	861
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	666
Gross Amount Carried at Close of Period, Building and Improvements	856
Gross Amount Carried at Close of Period, Total	1,522
Accumulated Depreciation	$ 276
Depreciable Life	40 years
Entertainment | Minnesota EMN 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,962
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	17,164
Gross Amount Carried at Close of Period, Land	2,962
Gross Amount Carried at Close of Period, Building and Improvements	17,164
Gross Amount Carried at Close of Period, Total	20,126
Accumulated Depreciation	$ 4,422
Depreciable Life	40 years
Entertainment | Minnesota EMN 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,437
Initial Cost to Company, Building and Improvements	8,715
Cost Capitalized Subsequent to Acquisition	2,098
Gross Amount Carried at Close of Period, Land	2,437
Gross Amount Carried at Close of Period, Building and Improvements	10,813
Gross Amount Carried at Close of Period, Total	13,250
Accumulated Depreciation	$ 3,149
Depreciable Life	40 years
Entertainment | Missouri EMO 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	334
Initial Cost to Company, Building and Improvements	432
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	334
Gross Amount Carried at Close of Period, Building and Improvements	432
Gross Amount Carried at Close of Period, Total	766
Accumulated Depreciation	$ 138
Depreciable Life	40 years
Entertainment | Missouri EMO 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	878
Initial Cost to Company, Building and Improvements	1,139
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	878
Gross Amount Carried at Close of Period, Building and Improvements	1,139
Gross Amount Carried at Close of Period, Total	2,017
Accumulated Depreciation	$ 364
Depreciable Life	40 years
Entertainment | New Jersey ENJ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,560
Initial Cost to Company, Building and Improvements	2,019
Cost Capitalized Subsequent to Acquisition	(11)
Gross Amount Carried at Close of Period, Land	1,560
Gross Amount Carried at Close of Period, Building and Improvements	2,008
Gross Amount Carried at Close of Period, Total	3,568
Accumulated Depreciation	$ 647
Depreciable Life	40 years
Entertainment | New Jersey ENJ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	830
Initial Cost to Company, Building and Improvements	1,075
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	830
Gross Amount Carried at Close of Period, Building and Improvements	1,074
Gross Amount Carried at Close of Period, Total	1,904
Accumulated Depreciation	$ 343
Depreciable Life	40 years
Entertainment | Nevada ENV 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	440
Initial Cost to Company, Building and Improvements	569
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	440
Gross Amount Carried at Close of Period, Building and Improvements	566
Gross Amount Carried at Close of Period, Total	1,006
Accumulated Depreciation	$ 182
Depreciable Life	40 years
Entertainment | New York ENY 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	603
Initial Cost to Company, Building and Improvements	779
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	603
Gross Amount Carried at Close of Period, Building and Improvements	775
Gross Amount Carried at Close of Period, Total	1,378
Accumulated Depreciation	$ 250
Depreciable Life	40 years
Entertainment | New York ENY 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	442
Initial Cost to Company, Building and Improvements	571
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	442
Gross Amount Carried at Close of Period, Building and Improvements	571
Gross Amount Carried at Close of Period, Total	1,013
Accumulated Depreciation	$ 183
Depreciable Life	40 years
Entertainment | New York ENY 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	385
Initial Cost to Company, Building and Improvements	499
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	385
Gross Amount Carried at Close of Period, Building and Improvements	497
Gross Amount Carried at Close of Period, Total	882
Accumulated Depreciation	$ 160
Depreciable Life	40 years
Entertainment | New York ENY 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	350
Initial Cost to Company, Building and Improvements	453
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	350
Gross Amount Carried at Close of Period, Building and Improvements	452
Gross Amount Carried at Close of Period, Total	802
Accumulated Depreciation	$ 145
Depreciable Life	40 years
Entertainment | New York ENY 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	494
Initial Cost to Company, Building and Improvements	640
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	494
Gross Amount Carried at Close of Period, Building and Improvements	640
Gross Amount Carried at Close of Period, Total	1,134
Accumulated Depreciation	$ 205
Depreciable Life	40 years
Entertainment | New York ENY 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	326
Initial Cost to Company, Building and Improvements	421
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	326
Gross Amount Carried at Close of Period, Building and Improvements	421
Gross Amount Carried at Close of Period, Total	747
Accumulated Depreciation	$ 135
Depreciable Life	40 years
Entertainment | New York ENY 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	320
Initial Cost to Company, Building and Improvements	414
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	320
Gross Amount Carried at Close of Period, Building and Improvements	412
Gross Amount Carried at Close of Period, Total	732
Accumulated Depreciation	$ 133
Depreciable Life	40 years
Entertainment | New York ENY 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	399
Initial Cost to Company, Building and Improvements	516
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	399
Gross Amount Carried at Close of Period, Building and Improvements	514
Gross Amount Carried at Close of Period, Total	913
Accumulated Depreciation	$ 165
Depreciable Life	40 years
Entertainment | New York ENY 010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	959
Initial Cost to Company, Building and Improvements	1,240
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	959
Gross Amount Carried at Close of Period, Building and Improvements	1,233
Gross Amount Carried at Close of Period, Total	2,192
Accumulated Depreciation	$ 397
Depreciable Life	40 years
Entertainment | New York ENY 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	587
Initial Cost to Company, Building and Improvements	761
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	587
Gross Amount Carried at Close of Period, Building and Improvements	761
Gross Amount Carried at Close of Period, Total	1,348
Accumulated Depreciation	$ 243
Depreciable Life	40 years
Entertainment | New York ENY 012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	521
Initial Cost to Company, Building and Improvements	675
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	521
Gross Amount Carried at Close of Period, Building and Improvements	671
Gross Amount Carried at Close of Period, Total	1,192
Accumulated Depreciation	$ 216
Depreciable Life	40 years
Entertainment | New York ENY 013
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	711
Initial Cost to Company, Building and Improvements	920
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	711
Gross Amount Carried at Close of Period, Building and Improvements	919
Gross Amount Carried at Close of Period, Total	1,630
Accumulated Depreciation	$ 294
Depreciable Life	40 years
Entertainment | New York ENY 014
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	558
Initial Cost to Company, Building and Improvements	723
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	558
Gross Amount Carried at Close of Period, Building and Improvements	719
Gross Amount Carried at Close of Period, Total	1,277
Accumulated Depreciation	$ 231
Depreciable Life	40 years
Entertainment | New York ENY 015
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	747
Initial Cost to Company, Building and Improvements	967
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	747
Gross Amount Carried at Close of Period, Building and Improvements	967
Gross Amount Carried at Close of Period, Total	1,714
Accumulated Depreciation	$ 309
Depreciable Life	40 years
Entertainment | New York ENY 016
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	683
Initial Cost to Company, Building and Improvements	885
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	683
Gross Amount Carried at Close of Period, Building and Improvements	880
Gross Amount Carried at Close of Period, Total	1,563
Accumulated Depreciation	$ 283
Depreciable Life	40 years
Entertainment | New York ENY 017
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,492
Initial Cost to Company, Building and Improvements	1,933
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	1,492
Gross Amount Carried at Close of Period, Building and Improvements	1,931
Gross Amount Carried at Close of Period, Total	3,423
Accumulated Depreciation	$ 618
Depreciable Life	40 years
Entertainment | New York ENY 018
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,471
Initial Cost to Company, Building and Improvements	1,904
Cost Capitalized Subsequent to Acquisition	(10)
Gross Amount Carried at Close of Period, Land	1,471
Gross Amount Carried at Close of Period, Building and Improvements	1,894
Gross Amount Carried at Close of Period, Total	3,365
Accumulated Depreciation	$ 610
Depreciable Life	40 years
Entertainment | North Carolina ENC 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	397
Initial Cost to Company, Building and Improvements	513
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	397
Gross Amount Carried at Close of Period, Building and Improvements	513
Gross Amount Carried at Close of Period, Total	910
Accumulated Depreciation	$ 164
Depreciable Life	40 years
Entertainment | North Carolina ENC 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	476
Initial Cost to Company, Building and Improvements	615
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	476
Gross Amount Carried at Close of Period, Building and Improvements	612
Gross Amount Carried at Close of Period, Total	1,088
Accumulated Depreciation	$ 197
Depreciable Life	40 years
Entertainment | North Carolina ENC 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	410
Initial Cost to Company, Building and Improvements	530
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	410
Gross Amount Carried at Close of Period, Building and Improvements	527
Gross Amount Carried at Close of Period, Total	937
Accumulated Depreciation	$ 170
Depreciable Life	40 years
Entertainment | North Carolina ENC 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	402
Initial Cost to Company, Building and Improvements	520
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	402
Gross Amount Carried at Close of Period, Building and Improvements	517
Gross Amount Carried at Close of Period, Total	919
Accumulated Depreciation	$ 167
Depreciable Life	40 years
Entertainment | North Carolina ENC 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	948
Initial Cost to Company, Building and Improvements	1,227
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	948
Gross Amount Carried at Close of Period, Building and Improvements	1,226
Gross Amount Carried at Close of Period, Total	2,174
Accumulated Depreciation	$ 392
Depreciable Life	40 years
Entertainment | North Carolina ENC 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	259
Initial Cost to Company, Building and Improvements	336
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	259
Gross Amount Carried at Close of Period, Building and Improvements	334
Gross Amount Carried at Close of Period, Total	593
Accumulated Depreciation	$ 107
Depreciable Life	40 years
Entertainment | North Carolina ENC 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	349
Initial Cost to Company, Building and Improvements	452
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	349
Gross Amount Carried at Close of Period, Building and Improvements	451
Gross Amount Carried at Close of Period, Total	800
Accumulated Depreciation	$ 144
Depreciable Life	40 years
Entertainment | North Carolina ENC 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	640
Initial Cost to Company, Building and Improvements	828
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	640
Gross Amount Carried at Close of Period, Building and Improvements	828
Gross Amount Carried at Close of Period, Total	1,468
Accumulated Depreciation	$ 265
Depreciable Life	40 years
Entertainment | North Carolina ENC 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	409
Initial Cost to Company, Building and Improvements	531
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	409
Gross Amount Carried at Close of Period, Building and Improvements	530
Gross Amount Carried at Close of Period, Total	939
Accumulated Depreciation	$ 169
Depreciable Life	40 years
Entertainment | North Carolina ENC 010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	965
Initial Cost to Company, Building and Improvements	1,249
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	965
Gross Amount Carried at Close of Period, Building and Improvements	1,242
Gross Amount Carried at Close of Period, Total	2,207
Accumulated Depreciation	$ 400
Depreciable Life	40 years
Entertainment | North Carolina ENC 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	475
Initial Cost to Company, Building and Improvements	615
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	475
Gross Amount Carried at Close of Period, Building and Improvements	614
Gross Amount Carried at Close of Period, Total	1,089
Accumulated Depreciation	$ 197
Depreciable Life	40 years
Entertainment | North Carolina ENC 012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	494
Initial Cost to Company, Building and Improvements	638
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	494
Gross Amount Carried at Close of Period, Building and Improvements	635
Gross Amount Carried at Close of Period, Total	1,129
Accumulated Depreciation	$ 205
Depreciable Life	40 years
Entertainment | Ohio EOH 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	434
Initial Cost to Company, Building and Improvements	562
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	434
Gross Amount Carried at Close of Period, Building and Improvements	562
Gross Amount Carried at Close of Period, Total	996
Accumulated Depreciation	$ 180
Depreciable Life	40 years
Entertainment | Ohio EOH 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	967
Initial Cost to Company, Building and Improvements	1,252
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	967
Gross Amount Carried at Close of Period, Building and Improvements	1,245
Gross Amount Carried at Close of Period, Total	2,212
Accumulated Depreciation	$ 401
Depreciable Life	40 years
Entertainment | Ohio EOH 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	281
Initial Cost to Company, Building and Improvements	365
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	281
Gross Amount Carried at Close of Period, Building and Improvements	363
Gross Amount Carried at Close of Period, Total	644
Accumulated Depreciation	$ 117
Depreciable Life	40 years
Entertainment | Ohio EOH 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	393
Initial Cost to Company, Building and Improvements	508
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	393
Gross Amount Carried at Close of Period, Building and Improvements	508
Gross Amount Carried at Close of Period, Total	901
Accumulated Depreciation	$ 163
Depreciable Life	40 years
Entertainment | Oklahoma EOK 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	431
Initial Cost to Company, Building and Improvements	557
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	431
Gross Amount Carried at Close of Period, Building and Improvements	554
Gross Amount Carried at Close of Period, Total	985
Accumulated Depreciation	$ 178
Depreciable Life	40 years
Entertainment | Oklahoma EOK 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	954
Initial Cost to Company, Building and Improvements	1,235
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	954
Gross Amount Carried at Close of Period, Building and Improvements	1,234
Gross Amount Carried at Close of Period, Total	2,188
Accumulated Depreciation	$ 395
Depreciable Life	40 years
Entertainment | Oregon EOR 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	393
Initial Cost to Company, Building and Improvements	508
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	393
Gross Amount Carried at Close of Period, Building and Improvements	505
Gross Amount Carried at Close of Period, Total	898
Accumulated Depreciation	$ 163
Depreciable Life	40 years
Entertainment | Pennsylvania EPA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	407
Initial Cost to Company, Building and Improvements	527
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	407
Gross Amount Carried at Close of Period, Building and Improvements	527
Gross Amount Carried at Close of Period, Total	934
Accumulated Depreciation	$ 168
Depreciable Life	40 years
Entertainment | Pennsylvania EPA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	421
Initial Cost to Company, Building and Improvements	544
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	421
Gross Amount Carried at Close of Period, Building and Improvements	544
Gross Amount Carried at Close of Period, Total	965
Accumulated Depreciation	$ 174
Depreciable Life	40 years
Entertainment | Pennsylvania EPA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	409
Initial Cost to Company, Building and Improvements	528
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	409
Gross Amount Carried at Close of Period, Building and Improvements	526
Gross Amount Carried at Close of Period, Total	935
Accumulated Depreciation	$ 169
Depreciable Life	40 years
Entertainment | Pennsylvania EPA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	407
Initial Cost to Company, Building and Improvements	527
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	407
Gross Amount Carried at Close of Period, Building and Improvements	525
Gross Amount Carried at Close of Period, Total	932
Accumulated Depreciation	$ 169
Depreciable Life	40 years
Entertainment | Puerto Rico EPR 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	950
Initial Cost to Company, Building and Improvements	1,230
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	950
Gross Amount Carried at Close of Period, Building and Improvements	1,229
Gross Amount Carried at Close of Period, Total	2,179
Accumulated Depreciation	$ 393
Depreciable Life	40 years
Entertainment | Rhode Island ERI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	850
Initial Cost to Company, Building and Improvements	1,100
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	850
Gross Amount Carried at Close of Period, Building and Improvements	1,095
Gross Amount Carried at Close of Period, Total	1,945
Accumulated Depreciation	$ 352
Depreciable Life	40 years
Entertainment | South Carolina ESC 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	332
Initial Cost to Company, Building and Improvements	429
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	332
Gross Amount Carried at Close of Period, Building and Improvements	429
Gross Amount Carried at Close of Period, Total	761
Accumulated Depreciation	$ 137
Depreciable Life	40 years
Entertainment | Texas ETX 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,045
Initial Cost to Company, Building and Improvements	1,353
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	1,045
Gross Amount Carried at Close of Period, Building and Improvements	1,352
Gross Amount Carried at Close of Period, Total	2,397
Accumulated Depreciation	$ 433
Depreciable Life	40 years
Entertainment | Texas ETX 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	593
Initial Cost to Company, Building and Improvements	767
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	593
Gross Amount Carried at Close of Period, Building and Improvements	763
Gross Amount Carried at Close of Period, Total	1,356
Accumulated Depreciation	$ 246
Depreciable Life	40 years
Entertainment | Texas ETX 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	838
Initial Cost to Company, Building and Improvements	1,083
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	838
Gross Amount Carried at Close of Period, Building and Improvements	1,078
Gross Amount Carried at Close of Period, Total	1,916
Accumulated Depreciation	$ 347
Depreciable Life	40 years
Entertainment | Texas ETX 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	528
Initial Cost to Company, Building and Improvements	682
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	528
Gross Amount Carried at Close of Period, Building and Improvements	679
Gross Amount Carried at Close of Period, Total	1,207
Accumulated Depreciation	$ 219
Depreciable Life	40 years
Entertainment | Texas ETX 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	480
Initial Cost to Company, Building and Improvements	622
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	480
Gross Amount Carried at Close of Period, Building and Improvements	619
Gross Amount Carried at Close of Period, Total	1,099
Accumulated Depreciation	$ 199
Depreciable Life	40 years
Entertainment | Texas ETX 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	975
Initial Cost to Company, Building and Improvements	1,261
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	975
Gross Amount Carried at Close of Period, Building and Improvements	1,254
Gross Amount Carried at Close of Period, Total	2,229
Accumulated Depreciation	$ 404
Depreciable Life	40 years
Entertainment | Texas ETX 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,108
Initial Cost to Company, Building and Improvements	1,433
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	1,108
Gross Amount Carried at Close of Period, Building and Improvements	1,426
Gross Amount Carried at Close of Period, Total	2,534
Accumulated Depreciation	$ 459
Depreciable Life	40 years
Entertainment | Texas ETX 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	425
Initial Cost to Company, Building and Improvements	549
Cost Capitalized Subsequent to Acquisition	(58)
Gross Amount Carried at Close of Period, Land	425
Gross Amount Carried at Close of Period, Building and Improvements	491
Gross Amount Carried at Close of Period, Total	916
Accumulated Depreciation	$ 165
Depreciable Life	40 years
Entertainment | Texas ETX 010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	518
Initial Cost to Company, Building and Improvements	671
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	518
Gross Amount Carried at Close of Period, Building and Improvements	671
Gross Amount Carried at Close of Period, Total	1,189
Accumulated Depreciation	$ 214
Depreciable Life	40 years
Entertainment | Texas ETX 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	758
Initial Cost to Company, Building and Improvements	981
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	758
Gross Amount Carried at Close of Period, Building and Improvements	981
Gross Amount Carried at Close of Period, Total	1,739
Accumulated Depreciation	$ 314
Depreciable Life	40 years
Entertainment | Texas ETX 013
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	375
Initial Cost to Company, Building and Improvements	485
Cost Capitalized Subsequent to Acquisition	(2)
Gross Amount Carried at Close of Period, Land	375
Gross Amount Carried at Close of Period, Building and Improvements	483
Gross Amount Carried at Close of Period, Total	858
Accumulated Depreciation	$ 155
Depreciable Life	40 years
Entertainment | Texas ETX 014
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	438
Initial Cost to Company, Building and Improvements	567
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	438
Gross Amount Carried at Close of Period, Building and Improvements	564
Gross Amount Carried at Close of Period, Total	1,002
Accumulated Depreciation	$ 182
Depreciable Life	40 years
Entertainment | Texas ETX 017
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	561
Initial Cost to Company, Building and Improvements	726
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	561
Gross Amount Carried at Close of Period, Building and Improvements	726
Gross Amount Carried at Close of Period, Total	1,287
Accumulated Depreciation	$ 232
Depreciable Life	40 years
Entertainment | Texas ETX 018
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	753
Initial Cost to Company, Building and Improvements	976
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	753
Gross Amount Carried at Close of Period, Building and Improvements	975
Gross Amount Carried at Close of Period, Total	1,728
Accumulated Depreciation	$ 312
Depreciable Life	40 years
Entertainment | Texas ETX 019
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	521
Initial Cost to Company, Building and Improvements	675
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	521
Gross Amount Carried at Close of Period, Building and Improvements	675
Gross Amount Carried at Close of Period, Total	1,196
Accumulated Depreciation	$ 216
Depreciable Life	40 years
Entertainment | Texas ETX 020
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	634
Initial Cost to Company, Building and Improvements	821
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	634
Gross Amount Carried at Close of Period, Building and Improvements	817
Gross Amount Carried at Close of Period, Total	1,451
Accumulated Depreciation	$ 263
Depreciable Life	40 years
Entertainment | Texas ETX 021
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	379
Initial Cost to Company, Building and Improvements	491
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	379
Gross Amount Carried at Close of Period, Building and Improvements	488
Gross Amount Carried at Close of Period, Total	867
Accumulated Depreciation	$ 157
Depreciable Life	40 years
Entertainment | Texas ETX 022
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	592
Initial Cost to Company, Building and Improvements	766
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	592
Gross Amount Carried at Close of Period, Building and Improvements	766
Gross Amount Carried at Close of Period, Total	1,358
Accumulated Depreciation	$ 245
Depreciable Life	40 years
Entertainment | Virginia EVA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,134
Initial Cost to Company, Building and Improvements	1,467
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	1,134
Gross Amount Carried at Close of Period, Building and Improvements	1,466
Gross Amount Carried at Close of Period, Total	2,600
Accumulated Depreciation	$ 469
Depreciable Life	40 years
Entertainment | Virginia EVA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	845
Initial Cost to Company, Building and Improvements	1,094
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	845
Gross Amount Carried at Close of Period, Building and Improvements	1,093
Gross Amount Carried at Close of Period, Total	1,938
Accumulated Depreciation	$ 350
Depreciable Life	40 years
Entertainment | Virginia EVA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	884
Initial Cost to Company, Building and Improvements	1,145
Cost Capitalized Subsequent to Acquisition	(6)
Gross Amount Carried at Close of Period, Land	884
Gross Amount Carried at Close of Period, Building and Improvements	1,139
Gross Amount Carried at Close of Period, Total	2,023
Accumulated Depreciation	$ 367
Depreciable Life	40 years
Entertainment | Virginia EVA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	953
Initial Cost to Company, Building and Improvements	1,233
Cost Capitalized Subsequent to Acquisition	(7)
Gross Amount Carried at Close of Period, Land	953
Gross Amount Carried at Close of Period, Building and Improvements	1,226
Gross Amount Carried at Close of Period, Total	2,179
Accumulated Depreciation	$ 395
Depreciable Life	40 years
Entertainment | Virginia EVA 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	487
Initial Cost to Company, Building and Improvements	632
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	487
Gross Amount Carried at Close of Period, Building and Improvements	631
Gross Amount Carried at Close of Period, Total	1,118
Accumulated Depreciation	$ 202
Depreciable Life	40 years
Entertainment | Virginia EVA 006
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	425
Initial Cost to Company, Building and Improvements	550
Cost Capitalized Subsequent to Acquisition	(3)
Gross Amount Carried at Close of Period, Land	425
Gross Amount Carried at Close of Period, Building and Improvements	547
Gross Amount Carried at Close of Period, Total	972
Accumulated Depreciation	$ 176
Depreciable Life	40 years
Entertainment | Virginia EVA 007
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,151
Initial Cost to Company, Building and Improvements	1,490
Cost Capitalized Subsequent to Acquisition	(8)
Gross Amount Carried at Close of Period, Land	1,151
Gross Amount Carried at Close of Period, Building and Improvements	1,482
Gross Amount Carried at Close of Period, Total	2,633
Accumulated Depreciation	$ 477
Depreciable Life	40 years
Entertainment | Virginia EVA 008
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	546
Initial Cost to Company, Building and Improvements	707
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	546
Gross Amount Carried at Close of Period, Building and Improvements	707
Gross Amount Carried at Close of Period, Total	1,253
Accumulated Depreciation	$ 226
Depreciable Life	40 years
Entertainment | Virginia EVA 009
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	851
Initial Cost to Company, Building and Improvements	1,103
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	851
Gross Amount Carried at Close of Period, Building and Improvements	1,102
Gross Amount Carried at Close of Period, Total	1,953
Accumulated Depreciation	$ 352
Depreciable Life	40 years
Entertainment | Virginia EVA 010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	819
Initial Cost to Company, Building and Improvements	1,061
Cost Capitalized Subsequent to Acquisition	(1)
Gross Amount Carried at Close of Period, Land	819
Gross Amount Carried at Close of Period, Building and Improvements	1,060
Gross Amount Carried at Close of Period, Total	1,879
Accumulated Depreciation	$ 339
Depreciable Life	40 years
Entertainment | Virginia EVA 011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	958
Initial Cost to Company, Building and Improvements	1,240
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	958
Gross Amount Carried at Close of Period, Building and Improvements	1,240
Gross Amount Carried at Close of Period, Total	2,198
Accumulated Depreciation	$ 396
Depreciable Life	40 years
Entertainment | Virginia EVA 012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	788
Initial Cost to Company, Building and Improvements	1,020
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	788
Gross Amount Carried at Close of Period, Building and Improvements	1,015
Gross Amount Carried at Close of Period, Total	1,803
Accumulated Depreciation	$ 327
Depreciable Life	40 years
Entertainment | Virginia EVA 013
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	554
Initial Cost to Company, Building and Improvements	716
Cost Capitalized Subsequent to Acquisition	(4)
Gross Amount Carried at Close of Period, Land	554
Gross Amount Carried at Close of Period, Building and Improvements	712
Gross Amount Carried at Close of Period, Total	1,266
Accumulated Depreciation	$ 229
Depreciable Life	40 years
Entertainment | Washington EWA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,500
Initial Cost to Company, Building and Improvements	6,500
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,500
Gross Amount Carried at Close of Period, Building and Improvements	6,500
Gross Amount Carried at Close of Period, Total	8,000
Accumulated Depreciation	$ 2,493
Depreciable Life	40 years
Entertainment | Wisconsin EWI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	521
Initial Cost to Company, Building and Improvements	673
Cost Capitalized Subsequent to Acquisition	2
Gross Amount Carried at Close of Period, Land	521
Gross Amount Carried at Close of Period, Building and Improvements	675
Gross Amount Carried at Close of Period, Total	1,196
Accumulated Depreciation	$ 216
Depreciable Life	40 years
Entertainment | Wisconsin EWI 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	413
Initial Cost to Company, Building and Improvements	535
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	413
Gross Amount Carried at Close of Period, Building and Improvements	535
Gross Amount Carried at Close of Period, Total	948
Accumulated Depreciation	$ 171
Depreciable Life	40 years
Entertainment | Wisconsin EWI 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	793
Initial Cost to Company, Building and Improvements	1,025
Cost Capitalized Subsequent to Acquisition	(5)
Gross Amount Carried at Close of Period, Land	793
Gross Amount Carried at Close of Period, Building and Improvements	1,020
Gross Amount Carried at Close of Period, Total	1,813
Accumulated Depreciation	$ 328
Depreciable Life	40 years
Entertainment | Wisconsin EWI 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,124
Initial Cost to Company, Building and Improvements	1,455
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,124
Gross Amount Carried at Close of Period, Building and Improvements	1,455
Gross Amount Carried at Close of Period, Total	2,579
Accumulated Depreciation	$ 465
Depreciable Life	40 years
Retail
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	48,724
Initial Cost to Company, Building and Improvements	90,989
Cost Capitalized Subsequent to Acquisition	42,485
Gross Amount Carried at Close of Period, Land	47,797
Gross Amount Carried at Close of Period, Building and Improvements	134,401
Gross Amount Carried at Close of Period, Total	182,198
Accumulated Depreciation	23,606
Retail | Arizona RAZ 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,625
Initial Cost to Company, Building and Improvements	4,875
Cost Capitalized Subsequent to Acquisition	2,569
Gross Amount Carried at Close of Period, Land	2,625
Gross Amount Carried at Close of Period, Building and Improvements	7,444
Gross Amount Carried at Close of Period, Total	10,069
Accumulated Depreciation	$ 1,193
Depreciable Life	40 years
Retail | Arizona RAZ 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,184
Initial Cost to Company, Building and Improvements	4,056
Cost Capitalized Subsequent to Acquisition	(1,588)
Gross Amount Carried at Close of Period, Land	2,184
Gross Amount Carried at Close of Period, Building and Improvements	2,468
Gross Amount Carried at Close of Period, Total	4,652
Accumulated Depreciation	$ 313
Depreciable Life	40 years
Retail | Arizona RAZ 005
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,657
Initial Cost to Company, Building and Improvements	2,666
Cost Capitalized Subsequent to Acquisition	(250)
Gross Amount Carried at Close of Period, Land	2,657
Gross Amount Carried at Close of Period, Building and Improvements	2,416
Gross Amount Carried at Close of Period, Total	5,073
Accumulated Depreciation	$ 526
Depreciable Life	40 years
Retail | Colorado RCO 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,631
Initial Cost to Company, Building and Improvements	279
Cost Capitalized Subsequent to Acquisition	5,195
Gross Amount Carried at Close of Period, Land	2,607
Gross Amount Carried at Close of Period, Building and Improvements	5,498
Gross Amount Carried at Close of Period, Total	8,105
Accumulated Depreciation	$ 1,315
Depreciable Life	40 years
Retail | Florida RFL 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,950
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	10,285
Gross Amount Carried at Close of Period, Land	3,908
Gross Amount Carried at Close of Period, Building and Improvements	10,327
Gross Amount Carried at Close of Period, Total	14,235
Accumulated Depreciation	$ 2,649
Depreciable Life	40 years
Retail | Hawaii RHI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,393
Initial Cost to Company, Building and Improvements	21,155
Cost Capitalized Subsequent to Acquisition	(9,143)
Gross Amount Carried at Close of Period, Land	3,393
Gross Amount Carried at Close of Period, Building and Improvements	12,012
Gross Amount Carried at Close of Period, Total	15,405
Accumulated Depreciation	$ 2,634
Depreciable Life	40 years
Retail | Illinois RIL 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	14,934
Initial Cost to Company, Building and Improvements	29,675
Cost Capitalized Subsequent to Acquisition	19,353
Gross Amount Carried at Close of Period, Land	14,934
Gross Amount Carried at Close of Period, Building and Improvements	49,028
Gross Amount Carried at Close of Period, Total	63,962
Accumulated Depreciation	$ 5,099
Depreciable Life	40 years
Retail | Illinois RIL 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	336
Cost Capitalized Subsequent to Acquisition	1,572
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	1,908
Gross Amount Carried at Close of Period, Total	1,908
Accumulated Depreciation	$ 875
Depreciable Life	40 years
Retail | New Mexico RNM 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,733
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	8,728
Gross Amount Carried at Close of Period, Land	1,705
Gross Amount Carried at Close of Period, Building and Improvements	8,756
Gross Amount Carried at Close of Period, Total	10,461
Accumulated Depreciation	$ 2,362
Depreciable Life	40 years
Retail | New York RNY 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	731
Initial Cost to Company, Building and Improvements	6,073
Cost Capitalized Subsequent to Acquisition	699
Gross Amount Carried at Close of Period, Land	711
Gross Amount Carried at Close of Period, Building and Improvements	6,792
Gross Amount Carried at Close of Period, Total	7,503
Accumulated Depreciation	$ 2,099
Depreciable Life	40 years
Retail | South Carolina RSC 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,126
Initial Cost to Company, Building and Improvements	948
Cost Capitalized Subsequent to Acquisition	(723)
Gross Amount Carried at Close of Period, Land	1,337
Gross Amount Carried at Close of Period, Building and Improvements	1,014
Gross Amount Carried at Close of Period, Total	2,351
Accumulated Depreciation	$ 241
Depreciable Life	40 years
Retail | Texas RTX 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,538
Initial Cost to Company, Building and Improvements	4,215
Cost Capitalized Subsequent to Acquisition	(187)
Gross Amount Carried at Close of Period, Land	3,514
Gross Amount Carried at Close of Period, Building and Improvements	4,052
Gross Amount Carried at Close of Period, Total	7,566
Accumulated Depreciation	$ 1,101
Depreciable Life	40 years
Retail | Utah RUT 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,502
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	5,975
Gross Amount Carried at Close of Period, Land	3,502
Gross Amount Carried at Close of Period, Building and Improvements	5,975
Gross Amount Carried at Close of Period, Total	9,477
Accumulated Depreciation	$ 1,515
Depreciable Life	40 years
Retail | Virginia RVA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	4,720
Initial Cost to Company, Building and Improvements	16,711
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	4,720
Gross Amount Carried at Close of Period, Building and Improvements	16,711
Gross Amount Carried at Close of Period, Total	21,431
Accumulated Depreciation	$ 1,684
Depreciable Life	40 years
Hotel
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	50,854
Initial Cost to Company, Building and Improvements	215,997
Cost Capitalized Subsequent to Acquisition	(23,605)
Gross Amount Carried at Close of Period, Land	36,277
Gross Amount Carried at Close of Period, Building and Improvements	206,969
Gross Amount Carried at Close of Period, Total	243,246
Accumulated Depreciation	69,605
Hotel | California HCA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	4,394
Initial Cost to Company, Building and Improvements	27,030
Cost Capitalized Subsequent to Acquisition	(871)
Gross Amount Carried at Close of Period, Land	4,394
Gross Amount Carried at Close of Period, Building and Improvements	26,159
Gross Amount Carried at Close of Period, Total	30,553
Accumulated Depreciation	$ 12,636
Depreciable Life	40 years
Hotel | California HCA 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,308
Initial Cost to Company, Building and Improvements	20,623
Cost Capitalized Subsequent to Acquisition	(664)
Gross Amount Carried at Close of Period, Land	3,308
Gross Amount Carried at Close of Period, Building and Improvements	19,959
Gross Amount Carried at Close of Period, Total	23,267
Accumulated Depreciation	$ 9,623
Depreciable Life	40 years
Hotel | Colorado HCO 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,242
Initial Cost to Company, Building and Improvements	7,865
Cost Capitalized Subsequent to Acquisition	(253)
Gross Amount Carried at Close of Period, Land	1,242
Gross Amount Carried at Close of Period, Building and Improvements	7,612
Gross Amount Carried at Close of Period, Total	8,854
Accumulated Depreciation	$ 3,662
Depreciable Life	40 years
Hotel | Georgia HGA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	6,378
Initial Cost to Company, Building and Improvements	25,514
Cost Capitalized Subsequent to Acquisition	3,533
Gross Amount Carried at Close of Period, Land	6,378
Gross Amount Carried at Close of Period, Building and Improvements	29,047
Gross Amount Carried at Close of Period, Total	35,425
Accumulated Depreciation	$ 5,588
Depreciable Life	40 years
Hotel | Hawaii HHI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	17,996
Initial Cost to Company, Building and Improvements	17,996
Cost Capitalized Subsequent to Acquisition	(31,160)
Gross Amount Carried at Close of Period, Land	3,419
Gross Amount Carried at Close of Period, Building and Improvements	1,413
Gross Amount Carried at Close of Period, Total	4,832
Accumulated Depreciation	$ 4,531
Depreciable Life	40 years
Hotel | Hawaii HHI 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	3,000
Initial Cost to Company, Building and Improvements	12,000
Cost Capitalized Subsequent to Acquisition	5,071
Gross Amount Carried at Close of Period, Land	3,000
Gross Amount Carried at Close of Period, Building and Improvements	17,071
Gross Amount Carried at Close of Period, Total	20,071
Accumulated Depreciation	$ 2,298
Depreciable Life	40 years
Hotel | New Jersey HNJ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	3,815
Initial Cost to Company, Building and Improvements	40,194
Cost Capitalized Subsequent to Acquisition	2,828
Gross Amount Carried at Close of Period, Land	3,815
Gross Amount Carried at Close of Period, Building and Improvements	43,022
Gross Amount Carried at Close of Period, Total	46,837
Accumulated Depreciation	$ 909
Depreciable Life	40 years
Hotel | Utah HUT 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	5,620
Initial Cost to Company, Building and Improvements	32,695
Cost Capitalized Subsequent to Acquisition	(1,058)
Gross Amount Carried at Close of Period, Land	5,620
Gross Amount Carried at Close of Period, Building and Improvements	31,637
Gross Amount Carried at Close of Period, Total	37,257
Accumulated Depreciation	$ 15,407
Depreciable Life	40 years
Hotel | Washington HWA 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	5,101
Initial Cost to Company, Building and Improvements	32,080
Cost Capitalized Subsequent to Acquisition	(1,031)
Gross Amount Carried at Close of Period, Land	5,101
Gross Amount Carried at Close of Period, Building and Improvements	31,049
Gross Amount Carried at Close of Period, Total	36,150
Accumulated Depreciation	$ 14,951
Depreciable Life	40 years
Apartment/Residential
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	116,414
Initial Cost to Company, Building and Improvements	289,098
Cost Capitalized Subsequent to Acquisition	(306,771)
Gross Amount Carried at Close of Period, Land	30,379
Gross Amount Carried at Close of Period, Building and Improvements	68,362
Gross Amount Carried at Close of Period, Total	98,741
Accumulated Depreciation	4,941
Apartment/Residential | Arizona AAZ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	2,423
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	5,126
Gross Amount Carried at Close of Period, Land	2,423
Gross Amount Carried at Close of Period, Building and Improvements	5,126
Gross Amount Carried at Close of Period, Total	7,549
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | Arizona AAZ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	1,788
Cost Capitalized Subsequent to Acquisition	(632)
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Building and Improvements	1,156
Gross Amount Carried at Close of Period, Total	1,156
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | California ACA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	10,078
Initial Cost to Company, Building and Improvements	40,312
Cost Capitalized Subsequent to Acquisition	(48,648)
Gross Amount Carried at Close of Period, Land	348
Gross Amount Carried at Close of Period, Building and Improvements	1,394
Gross Amount Carried at Close of Period, Total	1,742
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | Georgia AGA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,963
Initial Cost to Company, Building and Improvements	11,850
Cost Capitalized Subsequent to Acquisition	16,457
Gross Amount Carried at Close of Period, Land	6,254
Gross Amount Carried at Close of Period, Building and Improvements	25,016
Gross Amount Carried at Close of Period, Total	31,270
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | New Jersey ANJ 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	36,405
Initial Cost to Company, Building and Improvements	64,719
Cost Capitalized Subsequent to Acquisition	(100,639)
Gross Amount Carried at Close of Period, Land	175
Gross Amount Carried at Close of Period, Building and Improvements	310
Gross Amount Carried at Close of Period, Total	485
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | Pennsylvania APA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	44,438
Initial Cost to Company, Building and Improvements	82,527
Cost Capitalized Subsequent to Acquisition	(123,902)
Gross Amount Carried at Close of Period, Land	1,072
Gross Amount Carried at Close of Period, Building and Improvements	1,991
Gross Amount Carried at Close of Period, Total	3,063
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | Pennsylvania APA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	15,890
Initial Cost to Company, Building and Improvements	29,510
Cost Capitalized Subsequent to Acquisition	(16,120)
Gross Amount Carried at Close of Period, Land	15,890
Gross Amount Carried at Close of Period, Building and Improvements	13,390
Gross Amount Carried at Close of Period, Total	29,280
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | Washington AWA 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	2,342
Initial Cost to Company, Building and Improvements	44,478
Cost Capitalized Subsequent to Acquisition	(32,266)
Gross Amount Carried at Close of Period, Land	2,342
Gross Amount Carried at Close of Period, Building and Improvements	12,212
Gross Amount Carried at Close of Period, Total	14,554
Accumulated Depreciation	$ 0
Depreciable Life	0 years
Apartment/Residential | Wisconsin OWI 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	1,875
Initial Cost to Company, Building and Improvements	13,914
Cost Capitalized Subsequent to Acquisition	(6,147)
Gross Amount Carried at Close of Period, Land	1,875
Gross Amount Carried at Close of Period, Building and Improvements	7,767
Gross Amount Carried at Close of Period, Total	9,642
Accumulated Depreciation	$ 4,941
Depreciable Life	40 years
Mixed Use Collateral
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	45,468
Initial Cost to Company, Building and Improvements	114,795
Cost Capitalized Subsequent to Acquisition	20,560
Gross Amount Carried at Close of Period, Land	45,468
Gross Amount Carried at Close of Period, Building and Improvements	135,355
Gross Amount Carried at Close of Period, Total	180,823
Accumulated Depreciation	20,668
Mixed Use Collateral | Arizona MAZ 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	10,182
Initial Cost to Company, Building and Improvements	52,544
Cost Capitalized Subsequent to Acquisition	33,138
Gross Amount Carried at Close of Period, Land	10,182
Gross Amount Carried at Close of Period, Building and Improvements	85,682
Gross Amount Carried at Close of Period, Total	95,864
Accumulated Depreciation	$ 13,148
Depreciable Life	40 years
Mixed Use Collateral | California MCA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	5,869
Initial Cost to Company, Building and Improvements	629
Cost Capitalized Subsequent to Acquisition	2
Gross Amount Carried at Close of Period, Land	5,869
Gross Amount Carried at Close of Period, Building and Improvements	631
Gross Amount Carried at Close of Period, Total	6,500
Accumulated Depreciation	$ 388
Depreciable Life	40 years
Mixed Use Collateral | Florida MFL 002
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	18,229
Initial Cost to Company, Building and Improvements	20,899
Cost Capitalized Subsequent to Acquisition	1,831
Gross Amount Carried at Close of Period, Land	18,229
Gross Amount Carried at Close of Period, Building and Improvements	22,730
Gross Amount Carried at Close of Period, Total	40,959
Accumulated Depreciation	$ 2,979
Depreciable Life	40 years
Mixed Use Collateral | Florida MFL 003
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	2,507
Initial Cost to Company, Building and Improvements	8,155
Cost Capitalized Subsequent to Acquisition	1,251
Gross Amount Carried at Close of Period, Land	2,507
Gross Amount Carried at Close of Period, Building and Improvements	9,406
Gross Amount Carried at Close of Period, Total	11,913
Accumulated Depreciation	$ 1,325
Depreciable Life	40 years
Mixed Use Collateral | Florida MFL 004
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost to Company, Land	4,201
Initial Cost to Company, Building and Improvements	14,652
Cost Capitalized Subsequent to Acquisition	902
Gross Amount Carried at Close of Period, Land	4,201
Gross Amount Carried at Close of Period, Building and Improvements	15,554
Gross Amount Carried at Close of Period, Total	19,755
Accumulated Depreciation	$ 1,708
Depreciable Life	40 years
Mixed Use Collateral | Georgia MGA 001
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Land	4,480
Initial Cost to Company, Building and Improvements	17,916
Cost Capitalized Subsequent to Acquisition	(16,564)
Gross Amount Carried at Close of Period, Land	4,480
Gross Amount Carried at Close of Period, Building and Improvements	1,352
Gross Amount Carried at Close of Period, Total	5,832
Accumulated Depreciation	$ 1,120
Depreciable Life	40 years
Land and Land Development Assets
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Accumulated Depreciation	$ 6,500
Assets Held-for-Sale
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Accumulated Depreciation	$ 4,800